General (Tables)	12 Months Ended
Dec. 31, 2021
General
Summary of premiums and contract charges by product
The following table summarizes premiums and contract charges by product.

($ in millions)	2021	2020	2019
Premiums
Traditional life insurance	$608	$531	$557
Accident and health insurance	66	87	120
Total premiums	674	618	677

Contract charges
Interest-sensitive life insurance	735	665	669
Fixed annuities	8	10	13
Total contract charges	743	675	682
Total premiums and contract charges	$1,417	$1,293	$1,359